Annual Total Returns- Federated Hermes Kaufmann Fund II (Primary Shares) [BarChart] - Primary Shares - Federated Hermes Kaufmann Fund II - P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.28%)	17.29%	40.12%	9.71%	6.37%	3.66%	28.33%	3.84%	33.82%	28.79%